UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number   811-06698

DWS Equity 500 Index Portfolio
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

Investment Portfolio as of December 31, 2010
	Shares	Value ($)

Common Stocks 98.6%
Consumer Discretionary 10.5%
Auto Components 0.3%
Goodyear Tire & Rubber Co.* (a)	55,496	657,628
Johnson Controls, Inc.	145,901	5,573,418
		6,231,046
Automobiles 0.6%
Ford Motor Co.* (a)	815,498	13,692,212
Harley-Davidson, Inc. (a)	52,082	1,805,683
		15,497,895
Distributors 0.1%
Genuine Parts Co. (a)	34,672	1,780,061
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	27,983	1,105,049
DeVry, Inc. (a)	12,400	594,952
H&R Block, Inc. (a)	69,582	828,721
		2,528,722
Hotels Restaurants & Leisure 1.7%
Carnival Corp. (Units)	94,779	4,370,260
Darden Restaurants, Inc.	30,680	1,424,779
International Game Technology (a)	63,864	1,129,754
Marriott International, Inc. "A" (a)	64,033	2,659,931
McDonald's Corp. (a)	230,306	17,678,289
Starbucks Corp. (a)	159,701	5,131,193
Starwood Hotels & Resorts Worldwide, Inc. (a)	42,393	2,576,646
Wyndham Worldwide Corp. (a)	36,614	1,096,955
Wynn Resorts Ltd. (a)	16,800	1,744,512
Yum! Brands, Inc.	101,131	4,960,476
		42,772,795
Household Durables 0.4%
D.R. Horton, Inc. (a)	56,500	674,045
Fortune Brands, Inc. (a)	32,954	1,985,479
Harman International Industries, Inc.*	14,100	652,830
Leggett & Platt, Inc. (a)	29,670	675,289
Lennar Corp. "A" (a)	36,900	691,875
Newell Rubbermaid, Inc.	64,950	1,180,791
Pulte Group, Inc.* (a)	73,197	550,441
Stanley Black & Decker, Inc.	36,296	2,427,114
Whirlpool Corp. (a)	16,433	1,459,743
		10,297,607
Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	76,967	13,854,060
Expedia, Inc. (a)	44,370	1,113,243
Netflix, Inc.* (a)	9,445	1,659,487
Priceline.com, Inc.* (a)	10,624	4,244,819
		20,871,609
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	29,885	1,409,974
Mattel, Inc. (a)	77,014	1,958,466
		3,368,440
Media 3.1%
Cablevision Systems Corp. (New York Group) "A"	52,273	1,768,918
CBS Corp. "B"	149,254	2,843,289
Comcast Corp. "A" (a)	604,663	13,284,446
DIRECTV "A"*	181,810	7,259,673
Discovery Communications, Inc. "A"* (a)	61,846	2,578,978
Gannett Co., Inc. (a)	52,969	799,302
Interpublic Group of Companies, Inc.*	105,395	1,119,295
McGraw-Hill Companies, Inc. (a)	66,193	2,410,087
Meredith Corp. (a)	7,238	250,797
News Corp. "A"	497,808	7,248,085
Omnicom Group, Inc. (a)	66,083	3,026,602
Scripps Networks Interactive "A"	18,700	967,725
Time Warner Cable, Inc. (a)	77,975	5,148,689
Time Warner, Inc.	241,751	7,777,130
Viacom, Inc. "B"	131,053	5,191,009
Walt Disney Co. (a)	412,045	15,455,808
Washington Post Co. "B" (a)	1,100	483,450
		77,613,283
Multiline Retail 0.8%
Big Lots, Inc.*	15,396	468,962
Family Dollar Stores, Inc. (a)	28,272	1,405,401
J.C. Penney Co., Inc. (a)	49,675	1,604,999
Kohl's Corp.* (a)	63,625	3,457,382
Macy's, Inc.	93,150	2,356,695
Nordstrom, Inc. (a)	37,532	1,590,606
Sears Holdings Corp.* (a)	10,018	738,828
Target Corp.	154,129	9,267,777
		20,890,650
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	19,000	1,094,970
AutoNation, Inc.* (a)	15,200	428,640
AutoZone, Inc.* (a)	5,790	1,578,296
Bed Bath & Beyond, Inc.* (a)	56,112	2,757,905
Best Buy Co., Inc. (a)	71,531	2,452,798
CarMax, Inc.* (a)	47,663	1,519,496
GameStop Corp. "A"* (a)	34,100	780,208
Home Depot, Inc. (a)	357,118	12,520,557
Limited Brands, Inc.	58,740	1,805,080
Lowe's Companies, Inc.	300,556	7,537,945
O'Reilly Automotive, Inc.* (a)	29,900	1,806,558
RadioShack Corp. (a)	22,695	419,631
Ross Stores, Inc. (a)	27,001	1,707,813
Staples, Inc. (a)	158,074	3,599,345
The Gap, Inc. (a)	96,258	2,131,152
Tiffany & Co. (a)	27,716	1,725,875
TJX Companies, Inc.	85,799	3,808,618
Urban Outfitters, Inc.* (a)	28,661	1,026,350
		48,701,237
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	64,453	3,564,896
NIKE, Inc. "B" (a)	83,207	7,107,542
Polo Ralph Lauren Corp. (a)	13,600	1,508,512
VF Corp. (a)	19,340	1,666,721
		13,847,671
Consumer Staples 10.5%
Beverages 2.5%
Brown-Forman Corp. "B" (a)	22,922	1,595,830
Coca-Cola Co.	506,226	33,294,484
Coca-Cola Enterprises, Inc. (a)	71,624	1,792,749
Constellation Brands, Inc. "A"* (a)	40,800	903,720
Dr. Pepper Snapple Group, Inc.	49,497	1,740,314
Molson Coors Brewing Co. "B"	33,704	1,691,604
PepsiCo, Inc.	344,870	22,530,357
		63,549,058
Food & Staples Retailing 2.3%
Costco Wholesale Corp. (a)	93,999	6,787,668
CVS Caremark Corp. (a)	294,691	10,246,406
Kroger Co.	137,327	3,070,632
Safeway, Inc. (a)	80,259	1,805,025
SUPERVALU, Inc. (a)	47,691	459,264
Sysco Corp. (a)	126,382	3,715,631
Wal-Mart Stores, Inc. (a)	426,783	23,016,407
Walgreen Co. (a)	201,608	7,854,648
Whole Foods Market, Inc.* (a)	32,474	1,642,859
		58,598,540
Food Products 1.7%
Archer-Daniels-Midland Co.	137,644	4,140,332
Campbell Soup Co. (a)	42,870	1,489,733
ConAgra Foods, Inc.	94,473	2,133,200
Dean Foods Co.* (a)	40,200	355,368
General Mills, Inc.	138,560	4,931,350
H.J. Heinz Co. (a)	70,140	3,469,124
Hormel Foods Corp. (a)	15,500	794,530
Kellogg Co. (a)	55,434	2,831,569
Kraft Foods, Inc. "A" (a)	379,410	11,955,209
McCormick & Co., Inc. (a)	29,900	1,391,247
Mead Johnson Nutrition Co.	43,994	2,738,627
Sara Lee Corp. (a)	140,028	2,451,890
The Hershey Co. (a)	33,160	1,563,494
The J.M. Smucker Co. (a)	25,757	1,690,947
Tyson Foods, Inc. "A" (a)	67,100	1,155,462
		43,092,082
Household Products 2.2%
Clorox Co.	30,932	1,957,377
Colgate-Palmolive Co. (a)	105,202	8,455,085
Kimberly-Clark Corp.	88,503	5,579,229
Procter & Gamble Co. (a)	609,914	39,235,767
		55,227,458
Personal Products 0.2%
Avon Products, Inc.	91,997	2,673,433
Estee Lauder Companies, Inc. "A" (a)	24,100	1,944,870
		4,618,303
Tobacco 1.6%
Altria Group, Inc.	454,445	11,188,436
Lorillard, Inc.	32,554	2,671,381
Philip Morris International, Inc.	394,572	23,094,299
Reynolds American, Inc.	74,580	2,432,800
		39,386,916
Energy 11.8%
Energy Equipment & Services 2.1%
Baker Hughes, Inc. (a)	94,517	5,403,537
Cameron International Corp.* (a)	53,582	2,718,215
Diamond Offshore Drilling, Inc.	14,830	991,682
FMC Technologies, Inc.* (a)	25,906	2,303,302
Halliburton Co.	196,268	8,013,622
Helmerich & Payne, Inc. (a)	24,252	1,175,737
Nabors Industries Ltd.*	64,338	1,509,370
National Oilwell Varco, Inc.	90,644	6,095,809
Rowan Companies, Inc.* (a)	27,539	961,387
Schlumberger Ltd. (a)	296,840	24,786,140
		53,958,801
Oil, Gas & Consumable Fuels 9.7%
Anadarko Petroleum Corp.	107,366	8,176,995
Apache Corp.	82,957	9,890,963
Cabot Oil & Gas Corp. (a)	23,300	881,905
Chesapeake Energy Corp. (a)	141,300	3,661,083
Chevron Corp. (a)	438,850	40,045,063
ConocoPhillips	320,732	21,841,849
CONSOL Energy, Inc.	49,012	2,388,845
Denbury Resources, Inc.* (a)	85,918	1,640,175
Devon Energy Corp.	94,217	7,396,977
El Paso Corp.	151,698	2,087,364
EOG Resources, Inc. (a)	54,975	5,025,265
EQT Corp. (a)	31,800	1,425,912
Exxon Mobil Corp. (a)	1,098,379	80,313,473
Hess Corp.	65,765	5,033,653
Marathon Oil Corp.	154,010	5,702,990
Massey Energy Co.	22,528	1,208,627
Murphy Oil Corp.	42,418	3,162,262
Newfield Exploration Co.*	29,157	2,102,511
Noble Energy, Inc.	37,791	3,253,049
Occidental Petroleum Corp.	176,728	17,337,017
Peabody Energy Corp.	59,431	3,802,395
Pioneer Natural Resources Co.	25,300	2,196,546
QEP Resources, Inc.	39,000	1,416,090
Range Resources Corp. (a)	34,942	1,571,691
Southwestern Energy Co.* (a)	74,236	2,778,653
Spectra Energy Corp. (a)	139,573	3,487,929
Sunoco, Inc.	25,972	1,046,931
Tesoro Corp.* (a)	28,600	530,244
Valero Energy Corp. (a)	122,301	2,827,599
Williams Companies, Inc.	128,423	3,174,617
		245,408,673
Financials 15.8%
Capital Markets 2.5%
Ameriprise Financial, Inc.	53,670	3,088,708
Bank of New York Mellon Corp. (a)	270,295	8,162,909
Charles Schwab Corp. (a)	218,433	3,737,389
E*TRADE Financial Corp.* (a)	40,126	642,016
Federated Investors, Inc. "B" (a)	21,700	567,889
Franklin Resources, Inc.	31,576	3,511,567
Invesco Ltd.	98,450	2,368,707
Janus Capital Group, Inc. (a)	38,379	497,776
Legg Mason, Inc. (a)	34,400	1,247,688
Morgan Stanley	330,781	9,000,551
Northern Trust Corp. (a)	52,730	2,921,769
State Street Corp. (a)	108,668	5,035,675
T. Rowe Price Group, Inc. (a)	56,576	3,651,415
The Goldman Sachs Group, Inc.	111,195	18,698,551
		63,132,610
Commercial Banks 2.9%
BB&T Corp. (a)	148,492	3,903,855
Comerica, Inc. (a)	38,523	1,627,211
Fifth Third Bancorp. (a)	174,891	2,567,400
First Horizon National Corp. (a)	47,521	559,793
Huntington Bancshares, Inc. (a)	187,901	1,290,880
KeyCorp (a)	193,683	1,714,094
M&T Bank Corp. (a)	26,253	2,285,324
Marshall & Ilsley Corp. (a)	111,599	772,265
PNC Financial Services Group, Inc.	114,018	6,923,173
Regions Financial Corp. (a)	276,519	1,935,633
SunTrust Banks, Inc. (a)	106,692	3,148,481
US Bancorp. (a)	414,655	11,183,245
Wells Fargo & Co. (a)	1,142,172	35,395,910
Zions Bancorp. (a)	40,156	972,980
		74,280,244
Consumer Finance 0.7%
American Express Co.	226,755	9,732,325
Capital One Financial Corp. (a)	99,071	4,216,462
Discover Financial Services (a)	117,632	2,179,721
SLM Corp.*	104,065	1,310,178
		17,438,686
Diversified Financial Services 4.2%
Bank of America Corp. (a)	2,195,355	29,286,036
Citigroup, Inc.*	6,321,825	29,902,232
CME Group, Inc. (a)	14,573	4,688,863
IntercontinentalExchange, Inc.* (a)	16,048	1,912,119
JPMorgan Chase & Co.	851,506	36,120,884
Leucadia National Corp. (a)	41,700	1,216,806
Moody's Corp. (a)	46,100	1,223,494
NYSE Euronext (a)	55,700	1,669,886
The NASDAQ OMX Group, Inc.* (a)	29,100	689,961
		106,710,281
Insurance 3.8%
ACE Ltd.	74,385	4,630,466
Aflac, Inc.	102,427	5,779,956
Allstate Corp. (a)	115,989	3,697,729
American International Group, Inc.* (a)	31,061	1,789,735
Aon Corp.	72,824	3,350,632
Assurant, Inc. (a)	23,400	901,368
Berkshire Hathaway, Inc. "B"* (a)	377,285	30,224,301
Chubb Corp. (a)	66,859	3,987,471
Cincinnati Financial Corp. (a)	34,234	1,084,876
Genworth Financial, Inc. "A"*	103,400	1,358,676
Hartford Financial Services Group, Inc. (a)	97,976	2,595,384
Lincoln National Corp.	68,674	1,909,824
Loews Corp.	68,223	2,654,557
Marsh & McLennan Companies, Inc. (a)	119,353	3,263,111
MetLife, Inc.	196,190	8,718,684
Principal Financial Group, Inc. (a)	69,419	2,260,283
Progressive Corp.	142,514	2,831,753
Prudential Financial, Inc.	106,088	6,228,427
The Travelers Companies, Inc. (a)	99,368	5,535,791
Torchmark Corp.	17,910	1,069,943
Unum Group (a)	70,294	1,702,521
XL Group PLC (a)	72,032	1,571,738
		97,147,226
Real Estate Investment Trusts 1.5%
Apartment Investment & Management Co. "A" (REIT) (a)	24,316	628,325
AvalonBay Communities, Inc. (REIT) (a)	18,846	2,121,117
Boston Properties, Inc. (REIT)	30,700	2,643,270
Equity Residential (REIT) (a)	62,660	3,255,187
HCP, Inc. (REIT) (a)	79,304	2,917,594
Health Care REIT, Inc. (REIT) (a)	32,149	1,531,578
Host Hotels & Resorts, Inc. (REIT) (a)	146,086	2,610,557
Kimco Realty Corp. (REIT) (a)	85,800	1,547,832
Plum Creek Timber Co., Inc. (REIT) (a)	34,948	1,308,803
ProLogis (REIT) (a)	124,584	1,798,993
Public Storage (REIT) (a)	30,730	3,116,637
Simon Property Group, Inc. (REIT) (a)	63,408	6,308,462
Ventas, Inc. (REIT) (a)	33,200	1,742,336
Vornado Realty Trust (REIT)	35,772	2,980,881
Weyerhaeuser Co. (REIT) (a)	118,174	2,237,034
		36,748,606
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	61,500	1,259,520
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	114,968	1,464,692
People's United Financial, Inc. (a)	76,675	1,074,217
		2,538,909
Health Care 10.8%
Biotechnology 1.3%
Amgen, Inc.*	205,329	11,272,562
Biogen Idec, Inc.* (a)	52,298	3,506,581
Celgene Corp.*	102,309	6,050,554
Cephalon, Inc.* (a)	15,700	969,004
Genzyme Corp.*	55,984	3,986,061
Gilead Sciences, Inc.*	176,953	6,412,777
		32,197,539
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	126,070	6,381,663
Becton, Dickinson & Co. (a)	49,771	4,206,645
Boston Scientific Corp.* (a)	326,843	2,474,202
C.R. Bard, Inc. (a)	20,474	1,878,899
CareFusion Corp.*	46,827	1,203,454
DENTSPLY International, Inc. (a)	31,800	1,086,606
Intuitive Surgical, Inc.* (a)	8,397	2,164,327
Medtronic, Inc.	236,330	8,765,480
St. Jude Medical, Inc.* (a)	75,010	3,206,677
Stryker Corp. (a)	75,002	4,027,607
Varian Medical Systems, Inc.* (a)	25,900	1,794,352
Zimmer Holdings, Inc.*	43,901	2,356,606
		39,546,518
Health Care Providers & Services 1.9%
Aetna, Inc.	86,895	2,651,166
AmerisourceBergen Corp.	58,910	2,010,009
Cardinal Health, Inc.	75,279	2,883,939
CIGNA Corp.	58,275	2,136,362
Coventry Health Care, Inc.*	30,658	809,371
DaVita, Inc.*	21,700	1,507,933
Express Scripts, Inc.* (a)	114,834	6,206,778
Humana, Inc.*	37,251	2,039,120
Laboratory Corp. of America Holdings* (a)	21,900	1,925,448
McKesson Corp.	54,567	3,840,425
Medco Health Solutions, Inc.*	92,260	5,652,770
Patterson Companies, Inc. (a)	20,600	630,978
Quest Diagnostics, Inc.	30,802	1,662,384
Tenet Healthcare Corp.*	109,348	731,538
UnitedHealth Group, Inc.	239,394	8,644,517
WellPoint, Inc.*	85,746	4,875,518
		48,208,256
Health Care Technology 0.1%
Cerner Corp.* (a)	15,055	1,426,311
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.* (a)	74,157	3,072,324
Life Technologies Corp.*	40,003	2,220,166
PerkinElmer, Inc.	25,163	649,709
Thermo Fisher Scientific, Inc.*	86,020	4,762,067
Waters Corp.*	19,405	1,507,963
		12,212,229
Pharmaceuticals 5.4%
Abbott Laboratories	336,996	16,145,478
Allergan, Inc.	67,024	4,602,538
Bristol-Myers Squibb Co. (a)	371,947	9,849,157
Eli Lilly & Co. (a)	219,780	7,701,091
Forest Laboratories, Inc.*	60,547	1,936,293
Hospira, Inc.*	37,422	2,084,031
Johnson & Johnson	597,353	36,946,283
King Pharmaceuticals, Inc.*	18,511	260,080
Merck & Co., Inc. (a)	668,538	24,094,110
Mylan, Inc.* (a)	91,219	1,927,457
Pfizer, Inc.	1,740,243	30,471,655
Watson Pharmaceuticals, Inc.* (a)	27,557	1,423,319
		137,441,492
Industrials 10.8%
Aerospace & Defense 2.6%
Boeing Co.	160,514	10,475,144
General Dynamics Corp.	82,319	5,841,356
Goodrich Corp.	26,938	2,372,430
Honeywell International, Inc.	170,609	9,069,574
ITT Corp. (a)	39,592	2,063,139
L-3 Communications Holdings, Inc.	23,968	1,689,504
Lockheed Martin Corp. (a)	64,191	4,487,593
Northrop Grumman Corp. (a)	63,127	4,089,367
Precision Castparts Corp. (a)	31,428	4,375,092
Raytheon Co. (a)	79,853	3,700,388
Rockwell Collins, Inc.	33,244	1,936,795
United Technologies Corp.	201,258	15,843,030
		65,943,412
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc. (a)	35,532	2,849,311
Expeditors International of Washington, Inc. (a)	45,900	2,506,140
FedEx Corp.	69,060	6,423,271
United Parcel Service, Inc. "B" (a)	216,009	15,677,933
		27,456,655
Airlines 0.1%
Southwest Airlines Co. (a)	163,514	2,122,412
Building Products 0.0%
Masco Corp. (a)	79,905	1,011,597
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,531	953,963
Cintas Corp.	27,366	765,153
Iron Mountain, Inc. (a)	41,800	1,045,418
Pitney Bowes, Inc. (a)	45,985	1,111,917
R.R. Donnelley & Sons Co.	46,061	804,686
Republic Services, Inc.	68,599	2,048,366
Stericycle, Inc.* (a)	18,200	1,472,744
Waste Management, Inc. (a)	103,207	3,805,242
		12,007,489
Construction & Engineering 0.2%
Fluor Corp. (a)	38,550	2,554,323
Jacobs Engineering Group, Inc.* (a)	28,100	1,288,385
Quanta Services, Inc.* (a)	44,800	892,416
		4,735,124
Electrical Equipment 0.5%
Emerson Electric Co. (a)	164,536	9,406,523
Rockwell Automation, Inc.	31,421	2,253,200
Roper Industries, Inc. (a)	20,266	1,548,930
		13,208,653
Industrial Conglomerates 2.4%
3M Co.	156,279	13,486,878
General Electric Co.	2,317,381	42,384,898
Textron, Inc. (a)	58,454	1,381,853
Tyco International Ltd.	106,832	4,427,118
		61,680,747
Machinery 2.3%
Caterpillar, Inc. (a)	138,068	12,931,449
Cummins, Inc. (a)	42,958	4,725,810
Danaher Corp. (a)	117,876	5,560,211
Deere & Co.	92,678	7,696,908
Dover Corp. (a)	40,072	2,342,208
Eaton Corp.	36,770	3,732,523
Flowserve Corp.	12,392	1,477,374
Illinois Tool Works, Inc. (a)	107,460	5,738,364
Ingersoll-Rand PLC (a)	71,014	3,344,049
PACCAR, Inc. (a)	78,581	4,512,121
Pall Corp. (a)	24,710	1,225,122
Parker Hannifin Corp. (a)	34,852	3,007,728
Snap-on, Inc.	12,132	686,428
		56,980,295
Professional Services 0.1%
Dun & Bradstreet Corp.	11,314	928,766
Equifax, Inc.	25,509	908,121
Robert Half International, Inc.	32,975	1,009,035
		2,845,922
Road & Rail 0.8%
CSX Corp.	82,030	5,299,958
Norfolk Southern Corp.	78,963	4,960,456
Ryder System, Inc. (a)	11,990	631,154
Union Pacific Corp.	106,722	9,888,860
		20,780,428
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	32,600	1,953,066
W.W. Grainger, Inc. (a)	12,609	1,741,429
		3,694,495
Information Technology 18.4%
Communications Equipment 2.2%
Cisco Systems, Inc.*	1,205,734	24,391,999
F5 Networks, Inc.*	17,610	2,292,118
Harris Corp. (a)	28,200	1,277,460
JDS Uniphase Corp.*	46,139	668,093
Juniper Networks, Inc.* (a)	114,134	4,213,827
Motorola, Inc.*	515,190	4,672,773
QUALCOMM, Inc.	352,158	17,428,299
Tellabs, Inc.	75,030	508,703
		55,453,272
Computers & Peripherals 4.4%
Apple, Inc.*	199,673	64,406,523
Dell, Inc.* (a)	365,778	4,956,292
EMC Corp.* (a)	450,090	10,307,061
Hewlett-Packard Co.	494,979	20,838,616
Lexmark International, Inc. "A"*	17,357	604,371
NetApp, Inc.* (a)	78,509	4,314,855
QLogic Corp.*	25,500	434,010
SanDisk Corp.*	50,400	2,512,944
Western Digital Corp.*	51,135	1,733,476
		110,108,148
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A" (a)	38,430	2,028,335
Corning, Inc. (a)	338,097	6,532,034
FLIR Systems, Inc.* (a)	35,800	1,065,050
Jabil Circuit, Inc. (a)	43,489	873,694
Molex, Inc. (a)	31,086	706,274
		11,205,387
Internet Software & Services 1.9%
Akamai Technologies, Inc.*	39,700	1,867,885
eBay, Inc.* (a)	250,932	6,983,438
Google, Inc. "A"*	54,291	32,247,225
Monster Worldwide, Inc.* (a)	29,489	696,825
VeriSign, Inc. (a)	36,700	1,198,989
Yahoo!, Inc.* (a)	283,533	4,715,154
		47,709,516
IT Services 3.0%
Automatic Data Processing, Inc. (a)	108,010	4,998,703
Cognizant Technology Solutions Corp. "A"* (a)	66,422	4,868,068
Computer Sciences Corp.	34,043	1,688,533
Fidelity National Information Services, Inc.	56,339	1,543,125
Fiserv, Inc.*	31,705	1,856,645
International Business Machines Corp. (a)	270,687	39,726,024
MasterCard, Inc. "A" (a)	20,900	4,683,899
Paychex, Inc. (a)	71,501	2,210,096
SAIC, Inc.* (a)	61,332	972,726
Teradata Corp.*	36,008	1,482,089
Total System Services, Inc. (a)	38,266	588,531
Visa, Inc. "A" (a)	106,301	7,481,464
Western Union Co. (a)	141,196	2,622,010
		74,721,913
Office Electronics 0.1%
Xerox Corp.	300,678	3,463,811
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	121,197	991,392
Altera Corp. (a)	67,044	2,385,426
Analog Devices, Inc. (a)	65,668	2,473,714
Applied Materials, Inc. (a)	288,604	4,054,886
Broadcom Corp. "A"	98,983	4,310,710
First Solar, Inc.* (a)	11,995	1,561,029
Intel Corp.	1,215,215	25,555,971
KLA-Tencor Corp.	36,685	1,417,508
Linear Technology Corp. (a)	49,496	1,712,067
LSI Corp.*	132,655	794,603
MEMC Electronic Materials, Inc.* (a)	50,700	570,882
Microchip Technology, Inc. (a)	41,600	1,423,136
Micron Technology, Inc.* (a)	188,549	1,512,163
National Semiconductor Corp.	49,766	684,780
Novellus Systems, Inc.*	20,882	674,906
NVIDIA Corp.*	126,043	1,941,062
Teradyne, Inc.* (a)	36,158	507,658
Texas Instruments, Inc. (a)	255,915	8,317,238
Xilinx, Inc. (a)	55,303	1,602,681
		62,491,812
Software 3.9%
Adobe Systems, Inc.*	110,344	3,396,388
Autodesk, Inc.* (a)	48,448	1,850,714
BMC Software, Inc.*	37,766	1,780,289
CA, Inc.	82,715	2,021,555
Citrix Systems, Inc.*	41,314	2,826,291
Compuware Corp.* (a)	45,452	530,425
Electronic Arts, Inc.* (a)	69,206	1,133,594
Intuit, Inc.* (a)	60,830	2,998,919
McAfee, Inc.*	33,700	1,560,647
Microsoft Corp.	1,638,790	45,755,017
Novell, Inc.*	71,282	421,989
Oracle Corp.	844,251	26,425,056
Red Hat, Inc.*	41,793	1,907,851
Salesforce.com, Inc.* (a)	25,700	3,392,400
Symantec Corp.*	171,664	2,873,655
		98,874,790
Materials 3.7%
Chemicals 2.1%
Air Products & Chemicals, Inc.	47,218	4,294,477
Airgas, Inc. (a)	15,650	977,499
CF Industries Holdings, Inc.	15,078	2,037,792
Dow Chemical Co. (a)	251,758	8,595,018
E.I. du Pont de Nemours & Co. (a)	198,458	9,899,085
Eastman Chemical Co.	15,169	1,275,410
Ecolab, Inc. (a)	51,342	2,588,664
FMC Corp.	15,200	1,214,328
International Flavors & Fragrances, Inc.	17,716	984,832
Monsanto Co.	117,366	8,173,368
PPG Industries, Inc. (a)	35,262	2,964,476
Praxair, Inc. (a)	67,554	6,449,380
Sigma-Aldrich Corp. (a)	26,316	1,751,593
The Sherwin-Williams Co. (a)	19,405	1,625,169
		52,831,091
Construction Materials 0.1%
Vulcan Materials Co. (a)	27,076	1,201,091
Containers & Packaging 0.2%
Ball Corp.	18,924	1,287,778
Bemis Co., Inc. (a)	22,930	748,894
Owens-Illinois, Inc.*	35,600	1,092,920
Sealed Air Corp.	36,272	923,123
		4,052,715
Metals & Mining 1.2%
AK Steel Holding Corp. (a)	24,700	404,339
Alcoa, Inc. (a)	225,038	3,463,335
Allegheny Technologies, Inc. (a)	20,579	1,135,549
Cliffs Natural Resources, Inc. (a)	29,337	2,288,580
Freeport-McMoRan Copper & Gold, Inc.	102,102	12,261,429
Newmont Mining Corp. (a)	106,554	6,545,612
Nucor Corp. (a)	69,599	3,049,828
Titanium Metals Corp.* (a)	22,200	381,396
United States Steel Corp. (a)	31,275	1,827,086
		31,357,154
Paper & Forest Products 0.1%
International Paper Co. (a)	95,112	2,590,851
MeadWestvaco Corp.	36,678	959,496
		3,550,347
Telecommunication Services 3.1%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	1,285,719	37,774,424
CenturyLink, Inc. (a)	67,496	3,116,290
Frontier Communications Corp. (a)	211,835	2,061,155
Qwest Communications International, Inc.	386,943	2,944,636
Verizon Communications, Inc. (a)	615,251	22,013,681
Windstream Corp. (a)	103,001	1,435,834
		69,346,020
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	88,336	4,561,671
MetroPCS Communications, Inc.* (a)	55,200	697,176
Sprint Nextel Corp.* (a)	641,814	2,714,873
		7,973,720
Utilities 3.2%
Electric Utilities 1.7%
Allegheny Energy, Inc. (a)	38,218	926,404
American Electric Power Co., Inc.	105,765	3,805,425
Duke Energy Corp. (a)	286,591	5,104,186
Edison International	72,174	2,785,917
Entergy Corp.	39,409	2,791,340
Exelon Corp. (a)	143,988	5,995,660
FirstEnergy Corp. (a)	67,011	2,480,747
NextEra Energy, Inc.	90,087	4,683,623
Northeast Utilities	37,400	1,192,312
Pepco Holdings, Inc. (a)	50,600	923,450
Pinnacle West Capital Corp.	22,496	932,459
PPL Corp.	105,500	2,776,760
Progress Energy, Inc. (a)	64,750	2,815,330
Southern Co.	181,379	6,934,119
		44,147,732
Gas Utilities 0.1%
Nicor, Inc. (a)	9,137	456,119
ONEOK, Inc. (a)	23,943	1,328,118
		1,784,237
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	141,237	1,720,266
Constellation Energy Group, Inc.	45,187	1,384,078
NRG Energy, Inc.* (a)	51,244	1,001,308
		4,105,652
Multi-Utilities 1.3%
Ameren Corp. (a)	53,119	1,497,425
CenterPoint Energy, Inc.	93,768	1,474,033
CMS Energy Corp.	52,649	979,271
Consolidated Edison, Inc.	63,994	3,172,183
Dominion Resources, Inc. (a)	125,101	5,344,315
DTE Energy Co.	36,903	1,672,444
Integrys Energy Group, Inc. (a)	16,800	814,968
NiSource, Inc. (a)	59,066	1,040,743
PG&E Corp.	86,016	4,115,005
Public Service Enterprise Group, Inc. (a)	108,481	3,450,781
SCANA Corp. (a)	24,867	1,009,600
Sempra Energy	52,196	2,739,246
TECO Energy, Inc.	46,188	822,146
Wisconsin Energy Corp. (a)	26,000	1,530,360
Xcel Energy, Inc. (a)	101,637	2,393,551
		32,056,071
Total Common Stocks (Cost $1,770,182,063)		2,487,430,982

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.175%**, 5/5/2011 (b) (Cost $5,211,866)	5,215,000	5,212,403

	Shares	Value ($)

Securities Lending Collateral 30.3%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $764,232,438)	764,232,438	764,232,438

Cash Equivalents 1.1%
Central Cash Management Fund, 0.19% (c) (Cost $28,724,585)	28,724,585	28,724,585

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,568,350,952)+	130.2	3,285,600,408
Other Assets and Liabilities, Net	(30.2)	(761,197,727)
Net Assets	100.0	2,524,402,681

* Non-income producing security

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $2,751,862,128. At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $533,738,280. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $927,126,144 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $393,387,864.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2010 amounted to $747,038,650, which is 29.6% of net assets.

(b) At December 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2010, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 Index	USD	3/17/2011	119	37,276,750	909,399

Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$2,487,430,982	$—	$—	$2,487,430,982
Short-Term Investments (e)	792,957,023	5,212,403	—	798,169,426
Derivatives (f)	$909,399	$—	$—	$909,399
Total	$3,281,297,404	$5,212,403	$—	$3,286,509,807

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended December 31, 2010.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2010
Assets
Investments: Investments in securities, at value (cost $1,775,393,929) — including $747,038,650 of securities loaned	$2,492,643,385
Investment in Daily Assets Fund Institutional (cost $764,232,438)*	764,232,438
Investment in Central Cash Management Fund (cost $28,724,585)	28,724,585
Total investments in securities, at value (cost $2,568,350,952)	3,285,600,408
Cash	15,458
Receivable for investments sold	368,992
Dividends receivable	2,929,544
Interest receivable	39,634
Other assets	29,061
Total assets	3,288,983,097
Liabilities
Payable upon return of securities loaned	764,232,438
Payable for daily variation margin on open futures contracts	44,629
Accrued management fee	105,956
Other accrued expenses and payables	197,393
Total liabilities	764,580,416
Net assets	$2,524,402,681

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2010
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,631)	$50,043,498
Income distributions — Central Cash Management Fund	35,517
Interest	8,175
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	710,935
Total income	50,798,125
Expenses: Investment management fee	1,214,174
Administration fee	728,506
Professional fees	118,900
Custodian fee	76,232
Trustees' fees and expenses	74,785
Insurance	59,985
Reports to shareholders	7,962
Other	62,374
Total expenses before expense reductions	2,342,918
Expense reductions	(832,379)
Total expenses after expense reductions	1,510,539
Net investment income (loss)	49,287,586
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(32,834,125)
Futures	3,453,580
(29,380,545)
Change in net unrealized appreciation (depreciation) during the period on: Investments	318,991,891
Futures	699,954
319,691,845
Net gain (loss)	290,311,300
Net increase (decrease) in net assets resulting from operations	$339,598,886

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations: Net investment income (loss)	$49,287,586	$52,224,060
Net realized gain (loss)	(29,380,545)	(105,118,876)
Change in net unrealized appreciation (depreciation)	319,691,845	603,250,313
Net increase (decrease) in net assets resulting from operations	339,598,886	550,355,497
Capital transactions in shares of beneficial interest: Proceeds from capital invested	327,827,952	457,204,285
Value of capital withdrawn	(621,636,132)	(682,340,362)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(293,808,180)	(225,136,077)
Increase (decrease) in net assets	45,790,706	325,219,420
Net assets at beginning of period	2,478,611,975	2,153,392,555
Net assets at end of period	$2,524,402,681	$2,478,611,975

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended December 31,	2010	2009		2008	2007	2006
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,524	2,479		2,153	3,409	3,549
Ratio of expenses before expense reductions (%)	.10	.09		.10	.09	.08
Ratio of expenses after expense reductions (%)	.06	.05		.05	.05	.05
Ratio of net investment income (%)	2.03	2.38		2.29	1.91	1.90
Portfolio turnover rate (%)	5	9	c	6	5	4
Total investment return (%)a,b	15.12	26.54		(37.01)	5.54	15.72
a Total investment return would have been lower had certain expenses not been reduced.
b Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2010, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 23% and 77%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. The Portfolio lends securities to certain financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2010, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security or index. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2010 is included in a table following the Portfolio's Investment Portfolio. For the year ended December 31, 2010, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $16,766,000 to $37,277,000.

The following tables summarize the value of the Portfolio's derivative instruments held as of December 31, 2010 presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$909,399

(a) Net unrealized appreciation (depreciation) on futures. Liability of payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the year ended December 31, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$3,453,580

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$699,954

The above derivative is located in the following Statement of Operations account:

(a) Change in net realized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $114,807,252 and $360,642,205, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. The investment management fee payable under the Investment Management Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

For the period from January 1, 2010 through September 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.05%.

Accordingly, for the year ended December 31, 2010, the Advisor waived a portion of its investment management fee pursuant to the Investment Management Agreement of $832,379 and charged $381,795, which was equivalent to an annual effective rate of less than 0.02% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2010, the Administration Fee was $728,506, of which $63,574 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

Report of Independent Registered Public Accounting Firm

To the Trustees and Holders of Beneficial Interest in DWS Equity 500 Index Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Equity 500 Index Portfolio (hereafter referred to as the "Portfolio") at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
Boston, Massachusetts February 24, 2011	PricewaterhouseCoopers LLP

Investment Management Agreement Approval

The Fund, a series of DWS Investment Trust, invests all of its assets in DWS Equity 500 Index Portfolio (the "Portfolio") in order to achieve its investment objectives. The Portfolio's Board of Trustees (which is also the Board of Trustees for the Fund), including the Independent Trustees, approved the renewal of the Portfolio's investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DWS"), the Fund's investment management agreement with DWS (the "Fund Agreement") and the sub-advisory agreement (the "Sub-Advisory Agreement," and together with the Portfolio Agreement and the Fund Agreement, the "Agreements") between DWS and Northern Trust Investments, Inc. ("NTI") in September 2010.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2010, all of the Portfolio's and the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Portfolio's and the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreements were approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DWS's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and NTI provide portfolio management services to the Fund and that, pursuant to separate administrative services agreements, DWS provides administrative services to the Fund and the Portfolio. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS and NTI to attract and retain high-quality personnel, and the organizational depth and stability of DWS and NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2009, the Fund's performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and NTI historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Portfolio's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DWS under the respective administrative services agreements, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio's management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2009, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Portfolio's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's and the Portfolio's combined total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Portfolio Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DWS pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's and the Portfolio's fee schedules represent an appropriate sharing between the Fund and the Portfolio, as the case may be, and DWS of such economies of scale as may exist in the management of the Fund and the Portfolio at current asset levels.

Other Benefits to DWS and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and NTI and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and NTI related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund and the Portfolio. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trusts of DWS S&P 500 Index Fund and DWS Equity 500 Index Portfolio as of December 31, 2010. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (education committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	122
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	122
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Lead Director, Becton Dickinson and Company3 (medical technology company); Lead Director, Belo Corporation3 (media company); Public Radio International; Public Radio Exchange (PRX); The PBS Foundation. Former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	122
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		122
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	122
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	122
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007); Independent Director of Barclays Bank Delaware (since September 2010). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)
		122
William McClayton (1944) Board Member since 2004+	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	122
Rebecca W. Rimel (1951) Board Member since 1995
President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, CardioNet, Inc.2 (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Pro Publica (charitable organization) (2007-2010)
		122
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	122
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	122
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	125

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark6 (1965) President, 2006-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

Ingo Gefeke7 (1967) Executive Vice President since 2010
Managing Director3, Deutsche Asset Management; Global Head of Distribution and Product Management, DWS Global Head of Trading and Securities Lending. Member of the Board of Directors of DWS Investment GmbH Frankfurt (since July 2009) and DWS Holding & Service GmbH Frankfurt (since January 2010); formerly, Global Chief Administrative Officer, Deutsche Asset Management (2004-2009); Global Chief Operating Officer, Global Transaction Banking, Deutsche Bank AG, New York (2001-2004); Chief Operating Officer, Global Banking Division Americas, Deutsche Bank AG, New York (1999-2001); Central Management, Global Banking Services, Deutsche Bank AG, Frankfurt (1998-1999); Relationship Management, Deutsche Bank AG, Tokyo, Japan (1997-1998)

John Millette8 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson8 (1962) Chief Legal Officer, April 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin9 (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca8 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark8 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally8 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso9 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby9 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 100 Plaza One, Jersey City, NJ 07311.

7 Effective January 11, 2011, Mr. Gefeke, Executive Vice President, resigned as an officer of the fund.

The mailing address of Mr. Gefeke is 345 Park Avenue, New York, New York 10154. Mr. Gefeke was an interested Board Member of certain DWS funds by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Gefeke received no compensation from the fund.

8 Address: One Beacon Street, Boston, MA 02108.

9 Address: 60 Wall Street, New York, New York 10005.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS EQUITY 500 INDEX PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund
Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$52,307	$0	$0	$0
2009	$51,282	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers
The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services
The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$0	$0
2009	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.
***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 1, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 1, 2011